TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets (liabilities):
Intangible assets		$ 461	$ 474
Other temporary differences	[1]	5,776	6,264
Temporary differences related to inventory	[2]	6,544	6,917
Carryforward losses, deductions and credits	[3]	1,162	390
Less-valuation allowance		(903)	(390)
Total net deferred tax assets		13,040	13,655
Deferred tax liabilities
Property and equipment		(8,919)	(14,654)
Intangible assets		(591)	(1,949)
Other temporary differences		(222)	(120)
Total deferred tax liabilities		(9,732)	(16,723)
Deferred tax assets (liabilities), net		$ 3,308	$ (3,068)

[1]	Deriving mainly from provision for bad debts, labor related and warranty provision. The increase mainly related to provision for loss contingencies and settlement with the Israeli tax authorities.
[2]	Deriving mainly from the provision for slow moving inventory and IRS section 263(a).
[3]	Certain subsidiaries have tax loss carry-forwards totaling approximately $5,850 which can be carried forward and offset against taxable income, these carry-forward tax losses have no expiration date.